Notes Payable - Related Party (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	$ 1,705,201	$ 728,001	$ 106,349
Less Current Maturities	(1,705,201)	(728,001)	(106,349)
Note Payables - Related Party Long Term			795,785
5% Note Payable Paseco ApS [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	888,880
6% Note Payable DKTI A/S
Related Party Transaction [Line Items]
Total Notes Payable - Related Party			795,785
6% Note Payable - Sune Olsen Holding ApS
Related Party Transaction [Line Items]
Total Notes Payable - Related Party			85,731
Non Interest Bearing Loan Payable Sunrise Financial Group Inc [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	38,235
Note Payable ML Group [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	21,520	21,557	20,618
6% Promissory Note payable to NLBDIT 2010 Enterprises, LLC [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	41,945
5% Note Payable - Sune Olsen Holding ApS [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	526,689	521,390
5% Note Payable - Sune Olsen [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	$ 187,932	$ 185,054